Transactions with Related Parties - Summary of Accounts Receivable (Payable) with Other Related Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable	$ (157,003)	$ (355,361)	$ (298,376)
Especialistas en Alta Cocina, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable	1,698	3,523	93
Mayo 13, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable		729
Fly by Wings, S.A. de C.V. (Independent director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable	5,955
Las Nuevas Delicias Gastronómicas, S. de R L. de C.V [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable	$ 549
Ingeniería y Economía del Transporte, S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable		$ (3,079)	(7,698)
OTV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable			$ (465)